Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of plant and equipment estimated useful lives
Estimated useful lives (years)
Motor vehicle	4 – 5
Office equipment	3

Estimated useful lives (years)
Motor vehicle	4 - 5

Schedule of revenue by major service line
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Consultancy services	699,257	1,554,834	2,211,307	4,362,581
Sourcing and marketing services	102,527	67,637	372,475	116,834
Digital training related services	-	-	267,874	-
	$801,784	$1,622,471	$2,851,656	$4,479,415

	2021	2020
Consultancy services	4,237,261	8,984,967
Sourcing and marketing services	223,620	202,056
Digital training related services	1,176,515	-
	$5,637,396	$9,187,023

Schedule of revenue by recognition over time vs point in time
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Revenue recognized at a point in time	801,784	1,622,471	2,851,656	4,479,415
Revenue recognized over time	-	-	-	-
	$801,784	$1,622,471	$2,851,656	$4,479,415

	2021	2020
Revenue recognized at a point in time	5,637,396	9,100,334
Revenue recognized over time	-	86,689
	$5,637,396	$9,187,023

Schedule of revenue recorded on a gross vs net basis
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Revenue recorded on a gross basis	699,257	1,554,834	2,479,181	4,362,581
Revenue recorded on a net basis	102,527	67,637	372,475	116,834
	$801,784	$1,622,471	$2,851,656	$4,479,415

	2021	2020
Revenue recorded on a gross basis	5,413,776	8,984,967
Revenue recorded on a net basis	223,620	202,056
	$5,637,396	$9,187,023

Schedule of contract liabilities consist of deferred revenue
	September 30, 2022	December 31, 2021
Balance at beginning of period	$216,142	$-
Service fees collected	224,435	1,377,349
Refunded	(152,888)	-
Service revenue earned	(267,874)	(1,176,515)
Exchange realignment	(19,815)	15,308
Balance at end of period	$-	$216,142

	2021	2020
Balance at beginning of year	$-	$87,136
Service fees collected	1,377,349	-
Service revenue earned	(1,176,515)	(86,689)
Exchange realignment	15,308	(447)
Balance at end of year	$216,142	$-

Schedule of foreign exchange transactions
Nine months ended September 30, 2022
Balance sheet, except for equity accounts	RMB 7.1160 to US$1.00
Income statement and cash flows	RMB 6.6013 to US$1.00

Nine months ended September 30, 2021
Balance sheet, except for equity accounts	RMB 6.4466 to US$1.00
Income statement and cash flows	RMB 6.4714 to US$1.00

Year ended December 31, 2020
Balance sheet, except for equity accounts	RMB 6.5401 to US$1.00
Income statement and cash flows	RMB 6.9021 to US$1.00

Year ended December 31, 2021
Balance sheet, except for equity accounts	RMB 6.3559 to US$1.00
Income statement and cash flows	RMB 6.4519 to US$1.00

Schedule of basic earnings (loss) per share
	Three months ended September 30,				Nine months ended September 30,
	2022		2021		2022		2021
Net (loss) income	$(31,999)		$207,551		$625,024		$1,296,228

Weighted average number of common stock outstanding
- basic and diluted	1,701,181,423		1,701,181,423		1,701,181,423		1,701,181,423

Net (loss) income per share
- basic and diluted	$0.00	*	$0.00	*	$0.00	*	$0.00	*

*	Less than $0.01 per share

	2021		2020
Net income	$1,086,400		$4,968,070

Weighted average number of common stock outstanding
- basic and diluted	1,701,181,423		1,701,181,423

Net income per share
- basic and diluted	$0.00	*	$0.00	*

*	Less than $0.01 per share